Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation
Summary of reconciliation of income tax (expenses) benefits

The income tax expense of the Group during the years ended December 31, 2022, 2023 and 2024 is analyzed as follows:

	Year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Current income tax	9,423	2,980	(16,307)
Deferred income tax	438	806	(1,650)
Income tax expense/(credit)	9,861	3,786	(17,957)
Attributable to:
Continuing operations	9,861	3,308	(19,150)
Discontinued operations	—	478	1,193

The income tax on the Group’s loss before income tax differs from the theoretical amount that would arise using the statutory tax rates:

	Year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Loss before income tax from continuing operations	(5,627,504)	(1,290,722)	(927,188)
Loss before income tax from discontinued operations	—	(12,642)	(5,211)
Loss before income tax including discontinued operations	(5,627,504)	(1,303,364)	(932,399)

Tax calculated at statutory income tax rate of 25% in Mainland China	(1,406,876)	(325,841)	(233,100)
Tax effects of:
Differing tax rates in different jurisdictions	1,272,471	65,790	77,346
Expenses not deductible for income tax purposes	137,862	122,634	89,191
Deductible temporary differences not recognized	—	23,771	24,449
Tax losses not recognized	37,283	140,493	24,792
Utilization of deductible temporary differences previously not recognized	—	(17,657)	—
Utilization of tax losses previously not recognized	(30,879)	(1,660)	(635)
Tax exemptions	—	(456)	—
Others	—	(3,288)	—
Income tax expense/(credit)	9,861	3,786	(17,957)